Investment Strategy	Apr. 07, 2026
Calamos Bitcoin 80 Series Structured Alt Protection ETF - April
Prospectus [Line Items]
Strategy Narrative [Text Block]

Additionally, effective April 8, 2026, the first sentence in the second paragraph under the “Principal Investment Strategies” section on page 2 of the Fund’s prospectus is hereby removed and replaced with the following: “The Fund seeks to provide protection against a loss exceeding 20% (by providing a Floor against the negative price return of Spot bitcoin exceeding 20%) prior to taking into account any fees or expenses charged to the Fund.”